CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,609,466	$ 1,169,093	$ 2,004,391
Restricted cash	1,566,678	3,780,341	0
Accounts receivable, net	258,141	562,583	771,410
Other current assets	160,039	281,055	194,975
Inventory, net	2,542,371	2,250,637	2,838,791
Total current assets	6,136,695	8,043,709	5,809,567
Property & equipment, net	6,356,959	6,698,536	7,963,041
Other receivables	26,000	29,000	41,000
Total assets	12,519,654	14,771,245	13,813,608
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	487,146	420,337	581,503
Other liabilities	179,265	352,857	305,510
Note payable	104,777	104,777	113,921
Accrued interest convertible notes	72,000	52,001	0
Subordinated convertible notes, net of discount	647,926	583,574	0
Senior convertible notes, net of discount	390,000	2,046,948	0
Total current liabilities	1,881,114	3,560,494	1,000,934
Deferred revenue	822,200	922,362	1,262,295
Note payable	191,314	219,722	331,247
Derivative liability senior warrants	2,937,788	518,433	0
Derivative liabilities		0	1,217
Total liabilities	5,832,416	5,221,011	2,595,693
Stockholders' equity
Convertible preferred stock - 12,500,000 shares designated 0 shares issued and outstanding	0	0	0
Common stock shares	21,576	18,039	11,326
Additional paid in capital	109,947,789	106,302,018	96,013,439
Retained Earnings(Deficit)	(103,030,515)	(96,518,212)	(84,555,174)
Cumulative foreign currency translation adjustment	(251,612)	(251,611)	(251,676)
Total stockholders' equity	6,687,238	9,550,234	11,217,915
Total liabilities & stockholders’ equity	12,519,654	14,771,245	13,813,608
Series A Preferred Stock [Member]
Stockholders' equity
Convertible preferred stock - 12,500,000 shares designated 0 shares issued and outstanding		$ 0	$ 0